Description of Plan - Summary of Reconciliation of Change in Forfeited Non-vested Accounts (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Forfeited Nonvested Account [Abstract]
Forfeited non-vested accounts at beginning of year	$ 5,106,280
Forfeitures	5,839,680
Forfeitures used to reduce Company matching contributions	(5,778,584)
Forfeited non-vested accounts at end of year	$ 5,167,376